Trade receivables and unbilled revenue, net (Tables)	12 Months Ended
Mar. 31, 2023
Trade receivables and unbilled revenue [member]
Statement [LineItems]
Summary of Trade Receivables and Unbilled Revenue
Trade receivables and unbilled revenue consist of the following:

	As at
	March 31,	March 31,
	2023	2022
Trade receivables and unbilled revenue*	$214,837	$189,952
Less: Allowances for ECL	(1,945)	(2,398)

Total	$212,892	$187,554

Trade receivables [member]
Statement [LineItems]
Movement in Allowances for Expected Credit Losses
The movement in the ECL is as follows:

	Year ended March 31,
	2023	2022	2021
Balance at the beginning of the year	$2,398	$2,624	$1,590
Charged to consolidated statement of income	439	1,504	1,971
Write-offs, net of collections	(402)	(1,308)	(589)
Reversals	(293)	(397)	(637)
Translation adjustment	(197)	(25)	289

Balance at the end of the year	$1,945	$2,398	$2,624